Financial Risk Management - Summary of Retail Receivables Included In Consumer Finance Receivables (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables		¥ 8,175,270	¥ 5,894,752
Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	7,330,459	5,363,260
12-month ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	6,919,715	4,985,289
Not credit-impaired [member] | Lifetime ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	374,582	356,005
Credit-impaired [member] | Lifetime ECL [member] | Retail [member]
Disclosure Of Finance Receivables [Line Items]
Consumer finance receivables	[1]	¥ 36,162	¥ 21,966

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.